TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Current taxes	$ 146	$ 612	$ 408
Deferred taxes (benefit)	2,060	$ (562)	$ (288)
Write off of prepaid and withholding taxes	1,150
Actual tax expense (benefit)	$ 3,356	$ 50	$ 120